                                                    ____________________________
                                                           OMB APPROVAL
                                                    ____________________________
                                                      OMB Number:     3235-0006
                                                      Expires: February 28, 1997
                                                      Estimated average
                                                        burden hours per
                                                        response: .........24.6
                                                    ____________________________
                                                        _____________________
                                                           SEC USE ONLY
                                                       _____________________


                                                       _____________________

                                  UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549
                                   FORM 13F
       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 1999.

               (Please read instructions before preparing form.)

If amended report check here: [ ]


GeoCapital, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager



767 Fifth Avenue                     New York           NY          10153-4590
--------------------------------------------------------------------------------
Business Address   (Street)           (City)           (State)             (Zip)



Irwin Lieber                      (212)486-4455           Chairman & CIO
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.



                                   ATTENTION
                INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to the signed on its behalf in the City of New York and State of NY on the 13th day of May, 1999.


                                                          Irwin Lieber
                                   ---------------------------------------------
                                    (Name of Institutional Investment Manager)


                                   ---------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

     Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

     13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                          13F File No.:
---------------------------------------------------------  ---------------------
1. Irwin Lieber
---------------------------------------------------------  ---------------------
2. Barry Fingerhut
---------------------------------------------------------  ---------------------
3.
---------------------------------------------------------  ---------------------
4.
---------------------------------------------------------  ---------------------
5.
---------------------------------------------------------  ---------------------
6.
---------------------------------------------------------  ---------------------
7.
---------------------------------------------------------  ---------------------
8.
---------------------------------------------------------  ---------------------
9.
---------------------------------------------------------  ---------------------
10.
---------------------------------------------------------  ---------------------
                                                            SEC 1685 (5/91)

Page 2 of 2
                                                                  --------------
                                    FORM 13F                      (SEC USE ONLY)

                   Name of Reporting Manager GeoCapital, LLC
                                     -----------------------      --------------

----------------------------------------------------------------------------------------
                                        (4)                                   Item 5:
                                            Item 3:         Item 4:          Shares of
   Item 1:                Item 2:           CUSIP         Fair Market        Principal
Name of Issuer        Title of Class        Number           Value            Amount
----------------------------------------------------------------------------------------
See attached
----------------------------------------------------------------------------------------

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 COLUMN TOTALS
----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                     Item 6:                          (5)                                Item 8:
                              Investment Discretion                                              Voting Authority (Shares)
                      -------------------------------------------                         ------------------------------------------
                                      (b) Shared-                       Item 7:
    Item 1:                           As Defined      (c) Shared-       Managers
Name of Issuer        (a) Sole        in Instr. V        Other        See Instr. V        (a) Sole        (b) Shared        (c) None
------------------------------------------------------------------------------------------------------------------------------------
See attached
------------------------------------------------------------------------------------------------------------------------------------

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COLUMN TOTALS
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

                                                    ____________________________
                                                            OMB APPROVAL
                                                    ____________________________
                                                      OMB Number:     3235-0006
                                                      Expires:   April 30, 2000
                                                      Estimated average
                                                        burden hours per
                                                        response: .........24.6
                                                    ____________________________


                      PAPERWORK REDUCTION ACT INFORMATION

     Potential persons who are to respond to the collection of information contained in this form are not required to respond to the collection of information unless the form displays a currently valid OMB control number.

     Section 13(f) of the Exchange Act requires the Commission to adopt rules creating a reporting and disclosure system to collect specific information and to disseminate such information to the public. Pursuant to this statutory mandate, the Commission adopted rule 13f-1 under the Exchange Act (17 CFR 240.13f-1), which requires institutional investment managers who exercise investment discretion over accounts of exchange-traded or NASDAQ-quoted equity securities having, in the aggregate, a fair market value of at least $100,000,000 to file quarterly reports with the Commission on Form 13F with respect to the value of those securities over which they have investment discretion.

     The purpose of Form 13F is to provide a reporting and disclosure system to collect specific information and to disseminate such information to the public about the holdings of institutional investment managers who exercise investment discretion over accounts of exchange-traded or NASDAQ-quoted equity securities having, in the aggregate, a fair market value of at least $100,000,000.

     It is estimated that each filer spends an average of 24.6 hours preparing each quarterly report.

     Any member of the public may direct to the Commission any comments concerning the accuracy of this burden estimate and any suggestions for reducing this burden.

     Responses to the collection of information are mandatory. See section 13(f) of the Exchange Act [15 U.S.C. 78m(f)] and rule 13f-1 [17 CFR 240.13f-1] thereunder.

     Section 13(f)(3) of the Exchange Act [15 U.S.C. 78m(f)(3)] authorizes the Commission, as it determines necessary or appropriate in the public interest or for the protection of investors, to delay or prevent public disclosure of any information filed under Section 13(f) upon request. It also prohibits the Commission from disclosing to the public information identifying securities held by the account of a natural person or any estate or trust (other than a business trust or investment company).

     The collection of information has been reviewed by OMB in accordance with the clearance requirements of 44 U.S.C. Section 3507.

                                GEOCAPITAL, LLC.
                              FORM 13F SUMMARY PAGE
                                  AS OF 3/31/99

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   71

FORM 13F INFORMATION TABLE VALUE TOTAL:   $2,158,128,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

GEOCAPITAL,LLC.
FORM 13F INFORMATION TABLE
AS OF DATE: 3/31/99

                                  TITLE OF                   VALUE       SHARES/    SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
           NAME OF ISSUER           CLASS        CUSIP     (X$1000)      PRN AMT    PRN  CALL  DSCRETN  MANAGERS          SOLE
           --------------         --------       -----     --------      -------    ---  ----  -------  --------    ----------------
ABM INDS INC                     COM              957100   56,202.00  1,842,678.00   SH        DEFINED                     0
APOLLO GROUP INC CL A            COM            37604105   51,144.00  1,711,945.00   SH        DEFINED                     0
AVID TECH                        COM           05367P100    9,153.00    524,905.00   SH        DEFINED                     0
BARNETT INC                      COM            68062108   13,643.00  1,559,230.00   SH        DEFINED                     0
BJ SVCS CO                       COM            55482103    3,964.00    170,500.00   SH        DEFINED                     0
BRISTOL HOTELS & RESORTS INC     COM           110041100   12,980.00  1,515,885.00   SH        DEFINED                     0
BROADVISION INC COM              COM           111412102  108,948.00  1,823,400.00   SH        DEFINED                     0
COMPLETE BUSINESS SOLUTIONS      COM           20452F107   27,643.00  1,408,546.00   SH        DEFINED                     0
CRESTLINE CAP CORP               COM           226153104    4,961.00    322,668.00   SH        DEFINED                     0
CRITICAL PATH INC                COM           22674V100   10,164.00    132,000.00   SH        DEFINED                     0
CYLINK                           COM           232565101    6,562.00  1,640,400.00   SH        DEFINED                     0
DA CONSULTING GROUP INC.         COM           233027101    4,319.00    437,400.00   SH        DEFINED                     0
DEVRY INC                        COM           251893103  125,493.00  4,327,340.00   SH        DEFINED                     0
ECSOFT GROUP                     COM           279240105   11,091.00    347,960.00   SH        DEFINED                     0
EDUCATION MGMT CORP COM          COM           28139T101   17,503.00    569,200.00   SH        DEFINED                     0
ENESCO GROUP INC                 COM           292973104   15,684.00    868,300.00   SH        DEFINED                     0
ENTERTAINMENT MARKETING INC SD   CONVERTIBLE
                                 BOND          293911AA1        1.00     20,000.00  PRN        DEFINED                     0
EXODUS COMMUNICATIONS INC        COM           302088109  110,169.00  1,638,200.00   SH        DEFINED                     0
FELCOR LODGING TR INC            COM           31430F101   32,431.00  1,398,652.00   SH        DEFINED                     0
FORE SYS INC                     COM           345449102   33,475.00  1,770,600.00   SH        DEFINED                     0
HEILIG MEYERS CO                 COM           422893107   14,438.00  2,783,200.00   SH        DEFINED                     0
HOST MARRIOTT CORP NEW           COM           44107P104   30,131.00  2,708,360.00   SH        DEFINED                     0
INFORMATION HOLDINGS, INC.       COM           456727106   18,611.00  1,041,200.00   SH        DEFINED                     0
INFOSPACE.COM INC                COM           45678T102    6,647.00    150,000.00   SH        DEFINED                     0
INTEGRATED ELECTRICAL SVCS       COM           4.58E+107    9,920.00    620,000.00   SH        DEFINED                     0
INTELLIQUEST INFO GROUP          COM           45816H101   10,452.00  1,032,280.00   SH        DEFINED                     0
INTERLEAF INC                    COM           458729209    4,712.00  1,478,118.00   SH        DEFINED                     0


                                   VOTING AUTHORITY
           NAME OF ISSUER               SHARED             NONE
           --------------          ----------------        ----
ABM INDS INC                          1,842,678.00           0
APOLLO GROUP INC CL A                 1,711,945.00           0
AVID TECH                               524,905.00           0
BARNETT INC                           1,559,230.00           0
BJ SVCS CO                              170,500.00           0
BRISTOL HOTELS & RESORTS INC          1,515,885.00           0
BROADVISION INC COM                   1,823,400.00           0
COMPLETE BUSINESS SOLUTIONS           1,408,546.00           0
CRESTLINE CAP CORP                      322,668.00           0
CRITICAL PATH INC                       132,000.00           0
CYLINK                                1,640,400.00           0
DA CONSULTING GROUP INC.                437,400.00           0
DEVRY INC                             4,327,340.00           0
ECSOFT GROUP                            347,960.00           0
EDUCATION MGMT CORP COM                 569,200.00           0
ENESCO GROUP INC                        868,300.00           0

ENTERTAINMENT MARKETING INC SD           20,000.00           0

EXODUS COMMUNICATIONS INC             1,638,200.00           0
FELCOR LODGING TR INC                 1,398,652.00           0
FORE SYS INC                          1,770,600.00           0
HEILIG MEYERS CO                      2,783,200.00           0
HOST MARRIOTT CORP NEW                2,708,360.00           0
INFORMATION HOLDINGS, INC.            1,041,200.00           0
INFOSPACE.COM INC                       150,000.00           0
INTEGRATED ELECTRICAL SVCS              620,000.00           0
INTELLIQUEST INFO GROUP               1,032,280.00           0
INTERLEAF INC                         1,478,118.00           0

GEOCAPITAL, LLC
FORM 13F INFORMATION TABLE
AS OF DATE : 3/31/99

                                  TITLE OF                   VALUE       SHARES/    PUT/       INVSTMT  OTHER       VOTING AUTHORITY
           NAME OF ISSUER           CLASS        CUSIP     (X$1000)      PRN AMT    ALL        DSCRETN  MANAGERS          SOLE
           --------------         --------       -----     --------      -------    ---        -------  --------    ----------------
KIRBY CORP                         COM         497266106   37,273.00  1,968,230.00   SH        DEFINED                      0
LEGG MASON INC                     COM         524901105   86,165.00  2,557,760.00   SH        DEFINED                      0
LONE STAR STEAKHOUSE & SALOON      COM         542307103    9,512.00    928,000.00   SH        DEFINED                      0
LYCOS INC COM                      COM         550818108      617.00      7,174.00   SH        DEFINED                      0
MACROMEDIA INC                     COM         556100105   97,150.00  2,144,000.00   SH        DEFINED                      0
MASCOTECH INC                      COM         574670105   19,091.00  1,231,700.00   SH        DEFINED                      0
MEDITRUST PAIRED CTF NEW           COM         58501T306   18,061.00  1,452,134.00   SH        DEFINED                      0
MILLER HERMAN INC                  COM         600544100   42,342.00  2,320,100.00   SH        DEFINED                      0
MININGCO.COM                       COM         60366T108      895.00     10,000.00   SH        DEFINED                      0
MODEM MEDIA POPPE TYSON INC CL     COM         607533106    1,286.00     30,000.00   SH        DEFINED                      0
MORRISON HEALTHCARE INC.           COM         61841L108   24,817.00  1,388,383.00   SH        DEFINED                      0
NATIONAL INSTRUMENTS               COM         636518102   26,535.00    931,050.00   SH        DEFINED                      0
NEON SYS INC                       COM         640509105   20,108.00    365,600.00   SH        DEFINED                      0
NOVACARE EMPLOYEE SERVICES         COM         66986Q101   15,448.00  1,977,300.00   SH        DEFINED                      0
ON TECHNOLOGY                      COM         68219P108       58.00     28,100.00   SH        DEFINED                      0
PARAMETRIC TECHNOLOGY              COM         699173100   48,664.00  2,464,000.00   SH        DEFINED                      0
PLATINUM TECHNOLOGY                COM         72764T101   48,141.00  1,887,900.00   SH        DEFINED                      0
PRIMARK CORP                       COM         741903108   41,257.00  1,941,483.00   SH        DEFINED                      0
PROBUSINESS SERVICES               COM         742674104   42,317.00  1,007,550.00   SH        DEFINED                      0
PSS WORLD MEDICAL INC.             COM         69366A100   25,265.00  2,866,919.00   SH        DEFINED                      0
RICHFOOD HOLDINGS INC              COM         763408101   36,958.00  1,714,000.00   SH        DEFINED                      0
RWD TECHNOLOGIES INC.              COM         74975B101    9,905.00    568,000.00   SH        DEFINED                      0
SCHEIN HENRY INC                   COM         806407102   19,674.00    779,170.00   SH        DEFINED                      0
SEACOR SMIT INC.                   COM         811904101   50,740.00    942,900.00   SH        DEFINED                      0
SERVICE CORP                       COM         817565104   20,717.00  1,453,800.00   SH        DEFINED                      0
SOTHEBY HLDGS INC CL A             COM         835898107   68,483.00  2,115,305.00   SH        DEFINED                      0
STEIN MART INC COM                 COM         858375108   16,892.00  1,689,200.00   SH        DEFINED                      0
STEWART ENTERPRISES, INC.          COM         860370105   55,813.00  3,474,757.00   SH        DEFINED                      0
SUMMIT DESIGN INC                  COM         86605U101    6,476.00  1,884,000.00   SH        DEFINED                      0
SUPERIOR CONSULTANT INC            COM         868146101   39,006.00  1,143,025.00   SH        DEFINED                      0


                                   VOTING AUTHORITY
           NAME OF ISSUER               SHARED             NONE
           --------------          ----------------        ----
KIRBY CORP                            1,968,230.00           0
LEGG MASON INC                        2,557,760.00           0
LONE STAR STEAKHOUSE & SALOON           928,000.00           0
LYCOS INC COM                             7,174.00           0
MACROMEDIA INC                        2,144,000.00           0
MASCOTECH INC                         1,231,700.00           0
MEDITRUST PAIRED CTF NEW              1,452,134.00           0
MILLER HERMAN INC                     2,320,100.00           0
MININGCO.COM                             10,000.00           0
MODEM MEDIA POPPE TYSON INC CL           30,000.00           0
MORRISON HEALTHCARE INC.              1,388,383.00           0
NATIONAL INSTRUMENTS                    931,050.00           0
NEON SYS INC                            365,600.00           0
NOVACARE EMPLOYEE SERVICES            1,977,300.00           0
ON TECHNOLOGY                            28,100.00           0
PARAMETRIC TECHNOLOGY                 2,464,000.00           0
PLATINUM TECHNOLOGY                   1,887,900.00           0
PRIMARK CORP                          1,941,483.00           0
PROBUSINESS SERVICES                  1,007,550.00           0
PSS WORLD MEDICAL INC.                2,866,919.00           0
RICHFOOD HOLDINGS INC                 1,714,000.00           0
RWD TECHNOLOGIES INC.                   568,000.00           0
SCHEIN HENRY INC                        779,170.00           0
SEACOR SMIT INC.                        942,900.00           0
SERVICE CORP                          1,453,800.00           0
SOTHEBY HLDGS INC CL A                2,115,305.00           0
STEIN MART INC COM                    1,689,200.00           0
STEWART ENTERPRISES, INC.             3,474,757.00           0
SUMMIT DESIGN INC                     1,884,000.00           0
SUPERIOR CONSULTANT INC               1,143,025.00           0

GEOCAPITAL, LLC.
FORM 13F INFORMATION TABLE
AS OF DATE : 3/31/99

                                  TITLE OF                   VALUE       SHARES/    PUT/       INVSTMT  OTHER       VOTING AUTHORITY
           NAME OF ISSUER           CLASS        CUSIP     (X$1000)      PRN AMT    ALL        DSCRETN  MANAGERS          SOLE
           --------------         --------       -----     --------      -------    ---        -------  --------    ----------------
SYNOPSYS INC.                      COM         871607107   69,446.00  1,292,018.00   SH        DEFINED                      0
TECHNOLOGY SOLUTION CO.            COM         87872T108   23,176.00  3,252,749.00   SH        DEFINED                      0
TEL-SAVE.COM INC                   COM         879176105   25,211.00  2,415,400.00   SH        DEFINED                      0
TESSCO TECHNOLOGIES                COM         872386107    9,211.00    436,000.00   SH        DEFINED                      0
TRUE NORTH COMMUNICATIONS          COM         897844106   71,038.00  2,537,080.00   SH        DEFINED                      0
U S TRUST CORP                     COM         91288L105   58,949.00    794,600.00   SH        DEFINED                      0
VANTIVE CORP                       COM         922091103   28,468.00  2,360,080.00   SH        DEFINED                      0
VERITAS DGC INC                    COM         92343P107    3,624.00    254,300.00   SH        DEFINED                      0
VESTCOM INTL INC COM               COM         924904105       61.00     12,500.00   SH        DEFINED                      0
VIALOG CORP                        COM         92552X106      211.00     50,000.00   SH        DEFINED                      0
WALKER INTERACTIVE                 COM         931664106    2,142.00    504,080.00   SH        DEFINED                      0
WHITTMAN-HART INC                  COM         966834103   65,591.00  3,050,750.00   SH        DEFINED                      0
WILEY JOHN & SONS INC CL A         COM         968223206   97,622.00  2,324,330.00   SH        DEFINED                      0
XOOM, INC.                         COM         98413F101   23,271.00    347,000.00   SH        DEFINED                      0

                                   VOTING AUTHORITY
           NAME OF ISSUER               SHARED             NONE
           --------------          ----------------        ----
SYNOPSYS INC.                        1,292,018.00           0
TECHNOLOGY SOLUTION CO.              3,252,749.00           0
TEL-SAVE.COM INC                     2,415,400.00           0
TESSCO TECHNOLOGIES                    436,000.00           0
TRUE NORTH COMMUNICATIONS            2,537,080.00           0
U S TRUST CORP                         794,600.00           0
VANTIVE CORP                         2,360,080.00           0
VERITAS DGC INC                        254,300.00           0
VESTCOM INTL INC COM                    12,500.00           0
VIALOG CORP                             50,000.00           0
WALKER INTERACTIVE                     504,080.00           0
WHITTMAN-HART INC                    3,050,750.00           0
WILEY JOHN & SONS INC CL A           2,324,330.00           0
XOOM, INC.                             347,000.00           0